Restatement	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement

2.   Restatement

As described in Note 1, the Company has restated the unaudited condensed consolidated Statements of Operations and Comprehensive Loss for the three month period ended March 31, 2021 and three and six months periods ended June 30, 2021 to reflect the Expense Allocation Adjustments.

Audited Consolidated Financial Statements (As Restated)

As described in Note 1, the Company has restated the Consolidated Balance Sheets, Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash flows as of and for the year ended December 31, 2020. The Company’s decision to restate the consolidated financial statements is based on the Company’s conclusion that its non-current derivative liabilities relating to the CLNs were incorrectly valued leading to an understatement of $4.8 million. There was also an understatement of the Advanced Subscription Agreements of $22.0 thousand; understatement of Additional paid in capital of $0.9 million; overstatement of Accumulated other comprehensive income of $0.3 million; and a corresponding understatement to Net loss of $5.4 million recognized during the year ended December 31, 2020.

Restated unaudited quarterly financial data for the interim periods in 2021 is also presented below.

The following tables set forth a summary of where the restatement adjustments had an effect on Legacy Wejo’s consolidated financial statements as of December 31, 2020:

Consolidated Balance Sheets

	Year Ended December 31, 2020
(in thousands)	Reported	Valuation Adjustments(1)	As Restated
Assets
Current assets:
Cash	$14,421	$—	$14,421
Accounts receivable, net	688	—	688
Prepaid expenses and other current assets	6,053	—	6,053
Total current assets	21,162	—	21,162
Property and equipment, net	320	—	320
Intangible assets, net	10,946	—	10,946
Total assets	$32,428	$—	$32,428
Liabilities and Shareholders’ Deficit
Current liabilities:
Accounts payable	$4,890	$—	$4,890
Accrued expenses and other current liabilities	9,891	—	9,891
Advanced Subscription Agreement	8,098	22	8,120
Debt to related parties	10,129	—	10,129
Total current liabilities	33,008	22	33,030
Non-current liabilities:
Convertible loan notes	6,130	—	6,130
Derivative liability	34,982	4,798	39,780
Other non-current liabilities	84	—	84
Total liabilities	74,204	4,820	79,024
Commitments and contingencies
Shareholders’ deficit:
Ordinary Shares	87	—	87
B Ordinary Shares	67	—	67
Additional paid in capital	104,799	918	105,717
Accumulated deficit	(146,770)	(5,403)	(152,173)
Accumulated other comprehensive income (loss)	41	(335)	(294)
Total shareholders’ deficit	(41,776)	(4,820)	(46,596)
Total liabilities and shareholders’ deficit	$32,428	$—	$32,428

(1)   The "Valuation Adjustments" pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

Consolidated Statements of Operations and Comprehensive Loss

	Year Ended December 31, 2020
(in thousands, except share and per share amounts)	Reported	Valuation Adjustments(1)	As Restated
Revenue, net	$1,336	$—	$1,336
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	1,688	—	1,688
Technology and development	7,683	—	7,683
Sales and marketing	7,039	—	7,039
General and administrative	10,173	—	10,173
Depreciation and amortization	4,077	—	4,077
Total costs and operating expenses	30,660	—	30,660
Loss from operations	(29,324)	—	(29,324)
Loss on issuance of convertible loan notes	(13,112)	(2,924)	(16,036)
Loss on fair value of derivative liability	(8,724)	(2,409)	(11,133)
Loss on fair value of Advanced Subscription Agreements	(1,808)	(70)	(1,878)
Interest expense	(2,594)	—	(2,594)
Other income, net	687	—	687
Net loss	(54,875)	(5,403)	(60,278)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(2,220)	(335)	(2,555)
Total comprehensive loss	$(57,095)	$(5,738)	$(62,833)
Net loss per common share - basic and diluted	$(1.51)	$(0.15)	$(1.66)
Weighted-average basic and diluted common shares	36,285,113	—	36,285,113

(1)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

Consolidated Statements of Cash Flows

	Year Ended December 31, 2020
(in thousands)	Reported	Valuation Adjustments(1)	As Restated
Operating activities
Net loss	$(54,875)	$(5,403)	$(60,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,078	—	1,078
Loss on issuance of convertible loans	13,112	2,924	16,036
Loss on disposal of property and equipment	58	—	58
Depreciation and amortization	4,077	—	4,077
Non-cash loss on foreign currency remeasurement	338	—	338
Loss on fair value of Advanced Subscription Agreements	1,808	70	1,878
Loss on fair value of derivative liability	8,724	2,409	11,133
Changes in operating assets and liabilities:
Accounts receivable	(400)	—	(400)
Prepaid expenses and other current assets	(90)	—	(90)
Accounts payable	2,647	—	2,647
Accrued expenses and other liabilities	2,023	—	2,023
Net cash used in operating activities	(21,500)	—	(21,500)
Investing activities
Purchase of property and equipment	(55)	—	(55)
Development of internal software	(1,810)	—	(1,810)
Net cash used in investing activities	(1,865)	—	(1,865)
Financing activities
Proceeds from the issuance of ordinary shares, net of issuance costs	1,004	—	1,004
Proceeds from issuance of advance subscriptions, net of issuance costs	348	—	348
Proceeds from issuance of convertible loans	25,222	—	25,222
Payment of issuance costs of convertible loans	(852)	—	(852)
Proceeds from other loan	84	—	84
Proceeds from issuance of related party debt	9,862	—	9,862
Net cash provided by financing activities	35,668	—	35,668
Effect of exchange rate changes on cash	823	—	823
Net increase in cash	13,126	—	13,126
Cash at beginning of period	1,295	1,295
Cash at end of period	$14,421	$—	$14,421
Non-cash financing activities
Advanced subscription agreements converted into common shares	$1,396	$53	$1,449
Supplemental cash flow information
Interest paid	$529	$—	$529

(1)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

Interim Financial Information (As Restated)

Restatement information related to unaudited condensed consolidated financial statements

The following tables present the unaudited condensed consolidated financial statements for the quarters in 2021 and summarize where the restatement adjustments had an effect on the Company's unaudited condensed consolidated financial statements:

Unaudited Condensed Consolidated Balance Sheets

	March 31, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Assets
Current assets:
Cash	$20,467	$—	$20,467
Accounts receivable, net	636	—	636
Prepaid expenses and other current assets	5,088	—	5,088
Total current assets	26,191	—	26,191
Property and equipment, net	387	—	387
Intangible assets, net	10,407	—	10,407
Total assets	$36,985	—	$36,985
Liabilities and Shareholders’ Deficit
Current liabilities:
Accounts payable	$6,355	$—	$6,355
Accrued expenses and other current liabilities	7,894	—	7,894
Advanced Subscription Agreements	9,227	247	9,474
Debt to related parties	10,141	—	10,141
Total current liabilities	33,617	247	33,864
Non-current liabilities:
Convertible loan notes	6,937	—	6,937
Derivative liability	101,003	25,060	126,063
Total liabilities	141,557	25,307	166,864
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares	87	—	87
B Ordinary shares	67	—	67
Additional paid in capital	121,760	3,602	125,362
Accumulated deficit	(226,203)	(28,327)	(254,530)
Accumulated other comprehensive loss	(283)	(582)	(865)
Total shareholders’ deficit	(104,572)	(25,307)	(129,879)
Total liabilities and shareholders’ deficit	$36,985	$—	$36,985

(1)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

	June 30, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Assets
Current assets:
Cash	$15,275	$—	$15,275
Accounts receivable, net	609	—	609
Prepaid expenses and other current assets	10,976	—	10,976
Total current assets	26,860	—	26,860
Property and equipment, net	485	—	485
Intangible assets, net	10,297	—	10,297
Total assets	$37,642	—	$37,642
Liabilities and Shareholders’ Deficit
Current liabilities:
Accounts payable	$4,808	$—	$4,808
Accrued expenses and other current liabilities	14,754	—	14,754
Advanced Subscription Agreement	14,914	(2,100)	12,814
Debt to related parties	177	—	177
Total current liabilities	34,653	(2,100)	32,553
Non-current liabilities:
Convertible loan notes	7,894	—	7,894
Derivative liability	128,357	(30,549)	97,808
Long term debt, net of unamortized debt discount and debt issuance costs	17,113	—	17,113
Total liabilities	188,017	(32,649)	155,368
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares	87	—	87
B Ordinary shares	67	—	67
Additional paid in capital	132,023	4,983	137,006
Accumulated deficit	(283,028)	28,752	(254,276)
Accumulated other comprehensive income (loss)	476	(1,086)	(610)
Total shareholders’ deficit	(150,375)	32,649	(117,726)
Total liabilities and shareholders’ deficit	$37,642	$—	$37,642

(1)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

	September 30, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Assets
Current assets:
Cash	$8,611	$—	$8,611
Accounts receivable, net	930	—	930
Prepaid expenses and other current assets	12,577	—	12,577
Total current assets	22,118	—	22,118
Property and equipment, net	603	—	603
Intangible assets, net	9,917	—	9,917
Total assets	$32,638	$—	$32,638
Liabilities and Shareholders’ Deficit
Current liabilities:
Accounts payable	$7,282	$—	$7,282
Accrued expenses and other current liabilities	20,957	—	20,957
Debt to related parties	34	—	34
Total current liabilities	28,273	—	28,273
Non-current liabilities:
Convertible loan notes	8,809	—	8,809
Derivative liability	126,927	(34,665)	92,262
Long term debt, net of unamortized debt discount and debt issuance costs	26,313	—	26,313
Total liabilities	190,322	(34,665)	155,657
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares	89	—	89
B Ordinary shares	70	—	70
Additional paid in capital	146,768	2,990	149,758
Accumulated deficit	(308,678)	33,531	(275,147)
Accumulated other comprehensive income (loss)	4,067	(1,856)	2,211
Total shareholders’ deficit	(157,684)	34,665	(123,019)
Total liabilities and shareholders’ deficit	$32,638	$—	$32,638

(1)    The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss

	Unaudited Three Months
	Ended March 31, 2021
(in thousands, except share and per share amounts)	As Reported	Expense Allocation Adjustments(1)	Valuation Adjustments(2)	As Restated
Revenue, net	$305	$—	$—	$305
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	799	(446)	—	353
Technology and development(1)	2,618	(136)	—	2,482
Sales and marketing(1)	2,567	(113)	—	2,454
General and administrative(1)	2,237	695	—	2,932
Depreciation and amortization	1,025	—	—	1,025
Total costs and operating expenses	9,246	—	—	9,246
Loss from operations	(8,941)	—	—	(8,941)
Loss on issuance of convertible loan notes	(27,343)	—	(5,958)	(33,301)
Loss on fair value of derivative liability	(40,160)	—	(16,742)	(56,902)
Loss on fair value of Advanced Subscription Agreements	(1,048)	—	(224)	(1,272)
Interest expense	(1,862)	—	—	(1,862)
Other expense, net	(79)	—	—	(79)
Net loss	(79,433)	—	(22,924)	(102,357)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(324)	—	(247)	(571)
Total comprehensive loss	$(79,757)	$—	$(23,171)	$(102,928)
Net loss per ordinary share – basic and diluted	$(2.18)	$—	$(0.63)	$(2.81)
Weighted-average basic and diluted ordinary shares	36,463,696	$—	$—	36,463,696

(1)   The “Expense Allocation Adjustments” relate to the allocation error of certain employee, post-retirement and other related expenses and recognizes the impact to the period presented of the restatement disclosed in the Company's Form 10-Q/A and described in Note 1 and Note 2. This adjustment is not related to the “Valuation Adjustments” described below.

(2)   The "Valuation Adjustments" pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

	Unaudited Three Months Ended
	June 30, 2021
(in thousands, except share and per share amounts)	As Reported	Expense Allocation Adjustments(1)	Valuation Adjustments(2)	As Restated
Revenue, net	$542	$—		$542
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	1,543	(920)	—	623
Technology and development	3,877	25	—	3,902
Sales and marketing	3,572	(42)	—	3,530
General and administrative	5,712	937	—	6,649
Depreciation and amortization	1,130	—	—	1,130
Total costs and operating expenses	15,834	—	—	15,834
Loss from operations	(15,292)	—	—	(15,292)
Loss on issuance of convertible loan notes	(16,899)	—	(3,767)	(20,666)
Gain (loss) on fair value of derivative liability	(16,456)	—	58,489	42,033
Loss on fair value of Advanced Subscription Agreements	(5,717)	—	2,357	(3,360)
Interest expense	(2,455)	—	—	(2,455)
Other expense, net	(6)	—	—	(6)
Net (loss) income	(56,825)	—	57,079	254
Other comprehensive loss:
Foreign currency exchange translation adjustment	759	—	(504)	255
Total comprehensive (loss) income	$(56,066)	$—	$56,575	$509
Net (loss) income per ordinary share - Basic	$(1.56)	$—	$1.57	$0.01
Net (loss) income per ordinary share - Diluted	$(1.56)	$—	$1.57	$0.01
Weighted-average basic ordinary shares	36,463,696	—	—	36,463,696
Weighted-average diluted ordinary shares(3)	36,463,696	—	2,880,163	39,343,859

(1)   The “Expense Allocation Adjustments” relate to the allocation error of certain employee, post-retirement and other related expenses and recognizes the impact to the period presented of the restatement disclosed in the Company's Form 10-Q/A and described in Note 1 and Note 2. This adjustment is not related to the “Valuation Adjustments” described below.

(2)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

(3)   The adjustment represents 1,826,890 warrants and 1,053,273 ASAs to purchase ordinary shares of Legacy Wejo which became dilutive securities as a result of the restatement.

	Unaudited Six Months Ended
	June 30, 2021
(in thousands, except share and per share amounts)	As Reported	Expense Allocation Adjustments(1)	Valuation Adjustments(2)	As Restated
Revenue, net	$847	$—	$—	$847
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	2,342	(1,366)	—	976
Technology and development	6,495	(111)	—	6,384
Sales and marketing	6,139	(155)	—	5,984
General and administrative	7,949	1,632	—	9,581
Depreciation and amortization	2,155	—	—	2,155
Total costs and operating expenses	25,080	—	—	25,080
Loss from operations	(24,233)	—	—	(24,233)
Loss on issuance of convertible loan notes	(44,242)	—	(9,725)	(53,967)
Gain (loss) on fair value of derivative liability	(56,616)	—	41,747	(14,869)
Loss on fair value of Advanced Subscription Agreements	(6,765)	—	2,133	(4,632)
Interest expense	(4,317)	—	—	(4,317)
Other expense, net	(85)	—	—	(85)
Net (loss) income	(136,258)	—	34,155	(102,103)
Other comprehensive loss:
Foreign currency exchange translation adjustment	435	—	(751)	(316)
Total comprehensive (loss) income	$(135,823)	$—	$33,404	$(102,419)
Net (loss) income per ordinary share - Basic	$(3.74)	$—	$0.94	$(2.80)
Net (loss) income per ordinary share - Diluted	$(3.74)	$—	$0.94	$(2.80)
Weighted-average basic ordinary shares	36,463,696	—	—	36,463,696
Weighted-average diluted ordinary shares	36,463,696	—	—	36,463,696

(1)   - The “Expense Allocation Adjustments” relate to the allocation error of certain employee, post-retirement and other related expenses and recognizes the impact to the period presented of the restatement disclosed in the Company's Form 10-Q/A and described in Note 1 and Note 2. This adjustment is not related to the “Valuation Adjustments” described below.

(2)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

	Unaudited Three Months Ended			Unaudited Nine Months Ended
	September 30, 2021			September 30, 2021
(in thousands, except share and per share amounts)	As Reported	Valuation Adjustments[1]	As Restated	As Reported	Valuation Adjustments[1]	As Restated
Revenue, net	$351	$—	$351	$1,198	$—	$1,198
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	888	—	888	1,864	—	1,864
Technology and development	7,691	—	7,691	14,075	—	14,075
Sales and marketing	4,963	—	4,963	10,947	—	10,947
General and administrative	6,665	—	6,665	16,246	—	16,246
Depreciation and amortization	1,108	—	1,108	3,263	—	3,263
Total costs and operating expenses	21,315	—	21,315	46,395	—	46,395
Loss from operations	(20,964)	—	(20,964)	(45,197)	—	(45,197)
Loss on issuance of convertible loan notes	—	—	—	(44,242)	(9,725)	(53,967)
Gain (Loss) on fair value of derivative liability	(1,637)	4,905	3,268	(58,253)	46,652	(11,601)
Gain (Loss) on fair value of Advanced Subscription Agreements	288	(126)	162	(6,477)	2,007	(4,470)
Interest expense	(2,954)	—	(2,954)	(7,271)	—	(7,271)
Other expense, net	(383)	—	(383)	(468)	—	(468)
Net loss	(25,650)	4,779	(20,871)	(161,908)	38,934	(122,974)
Other comprehensive loss:
Foreign currency exchange translation adjustment	3,591	(770)	2,821	4,026	(1,521)	2,505
Total comprehensive loss	$(22,059)	$4,009	$(18,050)	$(157,882)	$37,413	$(120,469)
Net loss per ordinary share – basic and diluted	$(0.69)	$0.13	$(0.56)	$(4.41)	$1.06	$(3.35)
Weighted-average basic and diluted ordinary shares	37,162,062	—	37,162,062	36,699,038	—	36,699,038

(1)  The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

Unaudited Condensed Consolidated Statements of Cash Flows

	Three Months Ended March 31, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Operating activities
Net loss	$(79,433)	$(22,924)	$(102,357)
Non-cash interest expense	801	—	801
Loss on issuance of convertible loans	27,343	5,958	33,301
Gain on disposal of property and equipment	—	—	—
Depreciation and amortization	1,025	—	1,025
Non-cash gain on foreign currency remeasurement	(80)	—	(80)
Loss on fair value of Advanced Subscription Agreements	1,048	224	1,272
Loss on fair value of derivative liability	40,160	16,742	56,902
Changes in operating assets and liabilities:
Accounts receivable	52	—	52
Prepaid expenses and other current assets	3,154	—	3,154
Accounts payable	1,442	—	1,442
Accrued expenses and other liabilities	(4,119)	—	(4,119)
Net cash used in operating activities	(8,607)	—	(8,607)
Investing activities
Purchase of property and equipment	(126)	—	(126)
Development of internal software	(316)	—	(316)
Net cash used in investing activities	(442)	—	(442)
Financing activities
Proceeds from issuance of convertible loans	16,115		16,115
Payment of issuance cost of convertible loans	(998)		(998)
Repayment of other loan	(84)	—	(84)
Proceeds from issuance of related party debt	17	—	17
Payment of deferred financing costs	(100)	—	(100)
Net cash provided by financing activities	14,950	—	14,950
Effect of exchange rate changes on cash	145	—	145
Net increase in cash	6,046	—	6,046
Cash at the beginning of period	14,421	—	14,421
Cash at the end of the period	$20,467	$—	$20,467
Supplemental disclosure of non-cash financing activities
Deferred offering costs included in accounts payable and accrued expenses	$2,070	$—	$2,070

(1)   The “Valuation Adjustments” pertain to the restatement in relation to the misinterpretation of certain conversion terms of the CLN agreement and using the wrong output from the valuation report as described in Note 1 and Note 2.

	Six Months Ended June 30, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Operating activities
Net loss	$(136,258)	$34,155	$(102,103)
Non-cash interest expense	2,245	—	2,245
Loss on issuance of convertible loans	44,242	9,725	53,967
Gain on disposal of property and equipment	(4)	—	(4)
Depreciation and amortization	2,155	—	2,155
Non-cash gain on foreign currency remeasurement	(96)	—	(96)
Loss on fair value of Advanced Subscription Agreements	6,765	(2,133)	4,632
Loss on fair value of derivative liability	56,616	(41,747)	14,869
Accounts receivable	79	—	79
Prepaid expenses and other current assets	2,795	—	2,795
Accounts Payable	2,547	—	2,547
Accrued expenses and other liabilities	(358)	—	(358)
Net cash used in operating activities	(19,272)	—	(19,272)
Investing Activities
Purchase of property and equipment	(251)	—	(251)
Development of internal software	(1,250)	—	(1,250)
Net cash used in Investing Activities	(1,501)	—	(1,501)
Financing Activities
Proceeds from issuance of convertible loans	16,222		16,222
Payment of issuance cost of convertible loans	(1,004)	(1,004)
Net proceeds from issuance of long terms debt	17,265	—	17,265
Payment of issuance costs of long term debt	(638)	—	(638)
Repayment of other loan	(84)	—	(84)
Proceeds from issuance of related party debt	35	—	35
Repayment of related party debt	(10,000)	—	(10,000)
Payment of deferred financing costs	(400)	—	(400)
Net cash provided by financing activities	21,396	—	21,396
Effect of exchange rate changes on cash	231	—	231
Net increase in cash	854	—	854
Cash at the beginning of period	14,421	—	14,421
Cash at the end of the period	$15,275	$—	$15,275
Supplemental Disclosure of non-cash Financing Activities
Property and Equipment purchase in accounts payable	$45	$—	$45
Deferred offering costs included in accounts payable and accrued expenses	$5,404	$—	$5,404
Convertible notes issued through settlement of accounts payable and recognition of prepaid revenue share costs	$4,832	$4,832
Supplemental Cash Flow information
Interest paid	$863	$—	$863

(1)   The “Valuation Adjustments” pertain to the restatement previously disclosed in the Company's Original Form 10-K. Please see Note 1 and Note 2 for further details of the restatement.

	Nine Months Ended September 30, 2021
(in thousands)	As Reported	Valuation Adjustments(1)	As Restated
Operating activities
Net loss	$(161,908)	$38,934	$(122,974)
Non-cash interest expense	4,230	—	4,230
Loss on issuance of convertible loans	44,242	9,725	53,967
Gain on disposal of property and equipment	(4)	—	(4)
Depreciation and amortization	3,263	—	3,263
Non-cash loss on foreign currency remeasurement	527	—	527
Loss on fair value of Advanced Subscription Agreements	6,477	(2,007)	4,470
Loss on fair value of derivative liability	58,253	(46,652)	11,601
Changes in operating assets and liabilities	—
Accounts receivable	(244)	—	(244)
Prepaid expenses and other current assets	3,662	—	3,662
Accounts payable	5,171	—	5,171
Accrued expenses and other liabilities	6,404	—	6,404
Net cash used in operating activities	(29,927)	—	(29,927)
Investing activities
Purchase of property and equipment	(482)	—	(482)
Development of internal software	(2,136)	—	(2,136)
Net cash used in investing activities	(2,618)	—	(2,618)
Financing activities
Proceeds from issuance of convertible loans	16,222		16,222
Payment of issuance cost of convertible loans	(1,004)	(1,004)
Net proceeds from issuance of long terms debt	25,631	—	25,631
Payment of issuance costs of long term debt	(638)	—	(638)
Repayment of other loan	(84)	—	(84)
Repayment of related party debt	(10,143)	—	(10,143)
Payment of deferred financing costs	(3,148)	—	(3,148)
Net cash provided by financing activities	26,836	—	26,836
Effect of exchange rate changes on cash	(101)	—	(101)
Net decrease in cash	(5,810)	—	(5,810)
Cash at the beginning of period	14,421	—	14,421
Cash at the end of the period	$8,611	$—	$8,611
Supplemental disclosure of non-cash financing activities
Property and equipment purchase in accounts payable	$40	$—	$40
Advanced Subscription Agreements converted into ordinary shares	$14,750	$(1,993)	$12,757
Deferred offering costs included in accounts payable and accrued expenses	$5,392	$—	$5,392
Convertible notes issued through settlement of accounts payable and recognition of prepaid revenue share costs	$4,714	$4,714
Supplemental cash flow information
Interest paid	$863	$—	$863

(1)   The “Valuation Adjustments” pertain to the restatement previously disclosed in the Company's Original Form 10-K. Please see Note 1 and Note 2 for further details of the restatement.